Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for Doubtful Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year	[1]	$ 1,208	$ 991	$ 690
Charges to Costs and Expenses	[1]	545	409	864
Charges to other accounts	[1]	(994)	(192)	(563)
Deductions	[1]	0	0	0
End of Year	[1]	759	1,208	991
Allowance for Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year		13,502	11,630	17,445
Charges to Costs and Expenses		0	0	0
Charges to other accounts		131	1,872	0
Deductions		0	0	(5,815)
End of Year		$ 13,633	$ 13,502	$ 11,630

[1]	Write-off net of recoveries for the allowance for doubtful accounts.